21. Leases - Schedule of Carrying Amounts of Right-of-Use Assets Reconcile (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases
Balance at beginning of period	€ 717
Depreciation charge for the year	(384)
Additions to right-of-use assets	492
Balance at end of period	824
Buildings
Leases
Balance at beginning of period	695
Depreciation charge for the year	(371)
Additions to right-of-use assets	492
Balance at end of period	816
Car
Leases
Balance at beginning of period	22
Depreciation charge for the year	(13)
Additions to right-of-use assets	0
Balance at end of period	€ 9